GOODWILL AND INTANGIBLE ASSETS (Summary of Changes in the Carrying Value of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	$ 3,388,009	$ 3,386,249
Acquisitions	5,063,774	2,909
Foreign exchange	161	(1,149)
Ending Balance	8,444,400	3,388,009
Goodwill Impairment Loss	(7,544)
Goodwill, Impaired, Accumulated Impairment Loss	116,100	108,600
UFC Segment [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	2,602,639	2,602,639
Ending Balance	2,602,639	2,602,639
WWE Segment [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Acquisitions	5,063,774
Foreign exchange	72
Ending Balance	5,063,846
IMG [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	745,590	743,830
Acquisitions		2,909
Foreign exchange	89	(1,149)
Ending Balance	738,135	745,590
Goodwill Impairment Loss	(7,544)
Corporate and Other Segment [Member]
GOODWILL AND INTANGIBLE ASSETS [Line Items]
Beginning Balance	39,780	39,780
Ending Balance	$ 39,780	$ 39,780